Accounts and Other Receivables, Net of Current Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of December 31, 2021 and 2020,
accounts and other receivables, net of current expected credit losses consisted of the following (in millions):

	December 31,
	2021	2020
Trade receivable	$256	$182
Other accounts receivable	24	16

Total accounts and other receivables, net of current expected credit losses	$280	$198